Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies
Basis of Presentation

(a) Basis of Presentation

These condensed combined consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) applicable to interim financial information, and should be read in the context of the December 31, 2014 consolidated financial statements and notes thereto for a more complete understanding of the Partnership’s operations, financial position, and accounting policies.  The December 31, 2014 consolidated financial statements were originally filed with the SEC in the Partnership’s Annual Report on Form 10-K for the year ended December 31, 2014 and were recast to include the historical resulta of Antero Water.  The recast December 31, 2014 combined consolidated financial statements were filed with the SEC as Exhibit 99.1 to the Partnership’s Current Report on Form 8-K filed October 9, 2015.

The accompanying unaudited condensed combined consolidated financial statements of the Partnership have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information, and, accordingly, do not include all of the information and footnotes required by GAAP for complete consolidated financial statements. In the opinion of management, these statements include all adjustments (consisting of normal and recurring accruals) considered necessary for a fair presentation of the Partnership’s financial position as of December 31, 2014 and June 30, 2015, the results of its operations for the three and six months ended June 30, 2014 and 2015 and its cash flows for the six months ended June 30, 2014 and 2015. The Partnership has no items of other comprehensive income; therefore, its net income is identical to its comprehensive income. Operating results for the period ended June 30, 2015 are not necessarily indicative of the results that may be expected for the full year.

The accompanying condensed combined consolidated financial statements represent the assets, liabilities, and results of operations of Antero’s gathering and compression assets and water handling assets as the Predecessor to the Partnership, presented on a carve-out basis of Antero’s historical ownership of the Predecessor. The Predecessor financial statements have been prepared from the separate records maintained by Antero and may not necessarily be indicative of the actual results of operations that might have occurred if the Predecessor had been operated separately during the periods reported. References in these financial statements to “Predecessor,” “we,” “our,” “us” or like terms, when referring to periods prior to November 10, 2014, refer to Antero’s gathering, compression and water assets, our predecessor for accounting purposes.  References to “the Partnership,” “we,” “our,” “us” or like terms, when referring to periods between November 10, 2014 and September 23, 2015 refer to the Partnership’s gathering and compression assets, and Antero’s water assets. References to “Predecessor,” “we,” “our,” “us” or like terms, when referring to periods since September 23, 2015 or when used in the present tense or prospectively, refer to the Partnership.

The Partnership recast its condensed combined consolidated financial statements to retrospectively reflect the Water Acquisition as if the assets and liabilities were owned for all periods presented; however, the condensed combined consolidated financial statements are not necessarily indicative of the results of operations that would have occurred if the Partnership had owned the assets during the periods reported. Antero Water parent net investment is allocated entirely to the General Partner, as the Partnership and Antero Water are entities under common control.

Certain costs of doing business which are incurred by Antero on our behalf have been reflected in the accompanying condensed combined consolidated financial statements. These costs include general and administrative expenses allocated to us by Antero in exchange for:

•	business services, such as payroll, accounts payable and facilities management;
•	corporate services, such as finance and accounting, legal, human resources, investor relations and public and regulatory policy; and
•	employee compensation, including equity‑based compensation.

Transactions between us and Antero have been identified in the consolidated financial statements as transactions between affiliates (see Note 3).

On July 15, 2015, we announced that the board of directors of our general partner declared a cash distribution of $0.19 per unit for the quarter ended June 30, 2015, as described in Note 6—Partnership Equity and Distributions, and Note 7—Net Income Per Limited Partner Unit.

(a) Basis of Presentation

Our combined consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”).  In the opinion of management, the accompanying condensed combined consolidated financial statements include all adjustments considered necessary to present fairly our financial position as of December 31, 2013 and 2014, and the results of our operations and our cash flows for the years ended December 31, 2012, 2013, and 2014.  We have no items of other comprehensive income or loss; therefore, net income or loss is identical to comprehensive income or loss.

The accompanying combined consolidated financial statements represent the assets, liabilities, and results of operations of Antero’s gathering and compression assets and water handling assets as the Predecessor to the Partnership, presented on a carve-out basis of Antero’s historical ownership of the Predecessor. The Predecessor financial statements have been prepared from the separate records maintained by Antero and may not necessarily be indicative of the actual results of operations that might have occurred if the Predecessor had been operated separately during the periods reported. References in these financial statements to “Predecessor,” “we,” “our,” “us” or like terms, when referring to periods prior to November 10, 2014, refer to Antero’s gathering, compression and water assets, our predecessor for accounting purposes.  References to “the Partnership,” “we,” “our,” “us” or like terms, when referring to periods between November 10, 2014 and September 23, 2015 refer to the Partnership’s gathering and compression assets, and Antero’s water assets. References to “Predecessor,” “we,” “our,” “us” or like terms, when referring to periods since September 23, 2015 or when used in the present tense or prospectively, refer to the Partnership.

The Partnership recast its combined consolidated financial statements to retrospectively reflect the Water Acquisition as if the assets and liabilities were owned for all periods presented; however, the combined consolidated financial statements are not necessarily indicative of the results of operations that would have occurred if the Partnership had owned the assets during the periods reported.

Certain costs of doing business which are incurred by Antero on our behalf have been reflected in the accompanying combined consolidated financial statements. These costs include general and administrative expenses allocated to us by Antero in exchange for:

•	business services, such as payroll, accounts payable and facilities management;
•	corporate services, such as finance and accounting, legal, human resources, investor relations and public and regulatory policy; and
•	employee compensation, including equity‑based compensation.

Transactions between us and Antero have been identified in the combined consolidated financial statements as transactions between affiliates (see Note 3).

On February 2, 2015, we announced the board of directors of our general partner had declared a prorated quarterly cash distribution of $0.0943 per common unit for the quarter ended December 31, 2014. The distribution was  payable on February 27, 2015, to unit holders of record on February 13, 2015. This amount represents the prorated minimum quarterly distribution of $0.17 per unit, or $0.68 per unit on an annual basis. On April 15, 2015, we announced that the board of directors of our general partner declared a cash distribution of $0.18 per unit for the quarter ended March 31, 2015. The distribution was payable on May 27, 2015 to unitholders of record as of May 13, 2015. On July 15, 2015, we announced that the board of directors of our general partner declared a cash distribution of $0.19 per unit for the quarter ended June 30, 2015. The distribution was payable on August 27, 2015 to unitholders of record as of August 13, 2015. See Note 6—Partnership Equity and Distributions, and Note 7—Net Income Per Limited Partner Unit for further discussion.

Revenue Recognition

(b)Revenue Recognition

We provide gathering and compression and water handling services under fee‑based contracts primarily based on throughput. Under these arrangements, we receive fees for gathering oil and gas products and compression services. The revenue we earn from these arrangements is directly related to (1) in the case of natural gas gathering and compression, the volumes of metered natural gas that we gather, compress and deliver to natural gas compression sites or other transmission delivery points (2) in the case of oil and condensate gathering, the volumes of metered oil and condensate that we gather and deliver to other transmission delivery points or (3) in the case of water handling services, the quantities of fresh water delivered to our customers for use in their well completion operations. We recognize revenue when all of the following criteria are met: (1) persuasive evidence of an agreement exists, (2) services have been rendered, (3) prices are fixed or determinable and (4) collectability is reasonable assured.

(b)Revenue Recognition

We provide gathering and compression and water handling services under fee‑based contracts primarily based on throughput. Under these arrangements, we receive fees for gathering oil and gas products, compression services and water handling services. The revenue we earn from these arrangements is directly related to (1) in the case of natural gas gathering and compression, the volumes of metered natural gas that we gather, compress and deliver to natural gas compression sites or other transmission delivery points (2) in the case of oil and condensate gathering, the volumes of metered oil and condensate that we gather and deliver to other transmission delivery points or (3) in the case of water handling services, the quantities of fresh water delivered to our customers for use in their well completion operations. We recognize revenue when all of the following criteria are met: (1) persuasive evidence of an agreement exists, (2) services have been rendered, (3) prices are fixed or determinable and (4) collectability is reasonable assured.

Use of Estimates

(c)Use of Estimates

The preparation of the condensed combined consolidated financial statements and notes in conformity with GAAP requires that management formulate estimates and assumptions that affect revenues, expenses, assets, liabilities and the disclosure of contingent assets and liabilities. Items subject to estimates and assumptions include the useful lives of property and equipment and valuation of accrued liabilities, among others. Although management believes these estimates are reasonable, actual results could differ from these estimates.

(c)Use of Estimates

The preparation of the combined consolidated financial statements and notes in conformity with GAAP requires that management formulate estimates and assumptions that affect revenues, expenses, assets, liabilities and the disclosure of contingent assets and liabilities. Items subject to estimates and assumptions include the useful lives of property and equipment and valuation of accrued liabilities, among others. Although management believes these estimates are reasonable, actual results could differ from these estimates.

Cash and Cash Equivalents

(d)Cash and Cash Equivalents

Prior to the IPO, the Predecessor’s gathering and compression operations were funded by Antero, and prior to September 23, 2015 Antero Water’s operations were funded by Antero. Net amounts funded by Antero are reflected as net contributions from or distributions to parent on the accompanying Statements of Condensed Combined Consolidated Cash Flows.

We consider all liquid investments purchased with an initial maturity of three months or less to be cash equivalents. The carrying value of cash and cash equivalents approximates fair value due to the short‑term nature of these instruments.

(d)Cash and Cash Equivalents

Prior to the IPO, the Predecessor’s gathering and compression operations were funded by Antero, and prior to September 23, 2015, Antero Water’s operations were funded by Antero. Net amounts funded by Antero are reflected as net contributions from or distributions to parent on the accompanying Statements of Cash Flows.

We consider all liquid investments purchased with an initial maturity of three months or less to be cash equivalents. The carrying value of cash and cash equivalents approximates fair value due to the short‑term nature of these instruments.

Property and Equipment

(e)Property and Equipment

Property and equipment primarily consists of gathering pipelines, compressor stations and fresh water distribution pipelines and facilities stated at historical cost less accumulated depreciation. We capitalize construction‑related direct labor and material costs. Maintenance and repair costs are expensed as incurred.

Depreciation is computed using the straight‑line method over the estimated useful lives and salvage values of assets. The depreciation of fixed assets recorded under capital lease agreements is included in depreciation expense. Uncertainties that may impact these estimates of useful lives include, among others, changes in laws and regulations relating to environmental matters, including air and water quality, restoration and abandonment requirements, economic conditions, and supply and demand for our services in the areas in which we operate. When assets are placed into service, management makes estimates with respect to useful lives and salvage values that management believes are reasonable. However, subsequent events could cause a change in estimates, thereby impacting future depreciation amounts.

Our investment in property and equipment for the periods presented is as follows:

(in thousands)	Estimated useful lives	As of December 31, 2014	As of June 30, 2015
Land	n/a	$3,383	$3,430
Freshwater surface pipelines and equipment	5 years	20,931	25,062
Freshwater permanent buried pipelines	20 years	359,244	388,430
Gathering and compression systems	20 years	861,609	1,166,771
Construction-in-progress	n/a	356,552	183,105
Total property and equipment		1,601,719	1,766,798
Less accumulated depreciation		(70,124)	(112,078)
Property and equipment, net		$1,531,595	$1,654,720

(e)Property and Equipment

Property and equipment primarily consists of gathering pipelines, compressor stations and water handling pipelines and facilities stated at historical cost less accumulated depreciation. We capitalize construction‑related direct labor and material costs. Maintenance and repair costs are expensed as incurred.

Depreciation is computed using the straight‑line method over the estimated useful lives and salvage values of assets. The depreciation of fixed assets recorded under capital lease agreements is included in depreciation expense. Uncertainties that may impact these estimates of useful lives include, among others, changes in laws and regulations relating to environmental matters, including air and water quality, restoration and abandonment requirements, economic conditions, and supply and demand for our services in the areas in which we operate. When assets are placed into service, management makes estimates with respect to useful lives and salvage values that management believes are reasonable. However, subsequent events could cause a change in estimates, thereby impacting future depreciation amounts.

Our investment in property and equipment for the periods presented is as follows:

(in thousands)	Estimated useful lives	As of December 31, 2013	As of December 31, 2014
Land	n/a	$—	$3,383
Freshwater surface pipelines and equipment	5 years	—	20,931
Freshwater permanent buried pipelines	20 years	201,706	359,244
Gathering and compression systems	20 years	370,192	861,609
Construction-in-progress	n/a	238,529	356,552
Total property and equipment		810,427	1,601,719
Less accumulated depreciation		(17,097)	(70,124)
Property and equipment, net		$793,330	$1,531,595

Impairment of Long-Lived Assets

(f)Impairment of Long‑Lived Assets

We evaluate our long‑lived assets for impairment when events or changes in circumstances indicate that the related carrying values of the assets may not be recoverable.  Generally, the basis for making such assessments is undiscounted future cash flow projections for the unit being assessed.  If the carrying values of the assets are deemed not recoverable, the carrying values are reduced to the estimated fair value, which is based on discounted future cash flows or other techniques, as appropriate.  No impairments for such assets have been recorded through June 30, 2015.

(f)Impairment of Long‑Lived Assets

We evaluate our long‑lived assets for impairment when events or changes in circumstances indicate that the related carrying values of the assets may not be recoverable.  Generally, the basis for making such assessments is undiscounted future cash flow projections for the unit being assessed.  If the carrying values of the assets are deemed not recoverable, the carrying values are reduced to the estimated fair value, which is based on discounted future cash flows or other techniques, as appropriate.  No impairments for such assets have been recorded through December 31, 2014.

Asset Retirement Obligations

(g)Asset Retirement Obligations

Our gathering pipelines, compressor stations and freshwater distribution pipelines and facilities have an indeterminate life, if properly maintained. A liability for these asset retirement obligations will be recorded only if and when a future retirement obligation with a determinable life can be estimated. It has been determined by our operational management team that abandoning all other ancillary equipment, outside of the assets stated above, would require minimal costs. Because we are not able to make a reasonable estimate of when future dismantlement and removal dates of our pipelines, compressor stations and facilities, will occur, and because it has been determined that abandonment of all other ancillary assets would only require minimal costs, we have not recorded asset retirement obligations at December 31, 2014 or June 30, 2015.

(g)Asset Retirement Obligations

Our gathering pipelines, compressor stations and water handling pipelines and facilities have an indeterminate life, if properly maintained. A liability for these asset retirement obligations will be recorded only if and when a future retirement obligation with a determinable life can be estimated. It has been determined by our operational management team that abandoning all other ancillary equipment, outside of the assets stated above, would require minimal costs. Because we are not able to make a reasonable estimate of when future dismantlement and removal dates of our pipelines, compressor stations and facilities, will occur, and because it has been determined that abandonment of all other ancillary assets would only require minimal costs, we have not recorded asset retirement obligations at December 31, 2013 or 2014.

Litigation and Other Contingencies

(h)Litigation and Other Contingencies

An accrual is recorded for a loss contingency when its occurrence is probable and damages can be reasonably estimated based on the anticipated most likely outcome or the minimum amount within a range of possible outcomes. We regularly review contingencies to determine the adequacy of our accruals and related disclosures. The ultimate amount of losses (if any) may differ from these estimates.

We accrue losses associated with environmental obligations when such losses are probable and can be reasonably estimated. Accruals for estimated environmental losses are recognized no later than at the time a remediation feasibility study, or an evaluation of response options, is complete. These accruals are adjusted as additional information becomes available or as circumstances change. Future environmental expenditures are not discounted to their present value. Recoveries of environmental costs from other parties are recorded separately as assets at their undiscounted value when receipt of such recoveries is probable.

No events have occurred that require accruals for loss contingencies or environmental obligations at December 31, 2014 or June 30, 2015.

(h)Litigation and Other Contingencies

An accrual is recorded for a loss contingency when its occurrence is probable and damages can be reasonably estimated based on the anticipated most likely outcome or the minimum amount within a range of possible outcomes. We regularly review contingencies to determine the adequacy of our accruals and related disclosures. The ultimate amount of losses (if any) may differ from these estimates.

We accrue losses associated with environmental obligations when such losses are probable and can be reasonably estimated. Accruals for estimated environmental losses are recognized no later than at the time a remediation feasibility study, or an evaluation of response options, is complete. These accruals are adjusted as additional information becomes available or as circumstances change. Future environmental expenditures are not discounted to their present value. Recoveries of environmental costs from other parties are recorded separately as assets at their undiscounted value when receipt of such recoveries is probable.

No events have occurred that require accruals for loss contingencies or environmental obligations at December 31, 2014.

Equity-Based Compensation

(i)Equity‑Based Compensation

Our condensed combined consolidated financial statements reflect various equity‑based compensation awards granted by Antero, as well as compensation expense associated with our own plan. These awards include profits interests awards, restricted stock, stock options, restricted units, and phantom units. For purposes of these condensed combined consolidated financial statements, we recognized as expense in each period an amount allocated from Antero, with the offset included in partners’ capital. See Note 3—Transactions with Affiliates for additional information regarding Antero’s allocation of expenses to us.

In connection with the IPO, our general partner adopted the Antero Midstream Partners LP Long-Term Incentive Plan (“Midstream LTIP”), pursuant to which certain non‑employee directors of our general partner and certain officers, employees and consultants of our general partner and its affiliates are eligible to receive awards representing equity interests in the Partnership. An aggregate of 10,000,000 common units may be delivered pursuant to awards under the Midstream LTIP, subject to customary adjustments. On November 12, 2014, we granted approximately 20,000 restricted units and 2,361,440 phantom units under the Midstream LTIP. Subsequent to November 12, 2014, we granted an additional 12,057 phantom units, and 48,360 phantom units were forfeited. For accounting purposes, these units are treated as if they are distributed from us to Antero. Antero recognizes compensation expense for the units awarded to its employees and a portion of that expense is allocated to us. See Note 5—Equity-Based Compensation.

(i)Equity‑Based Compensation

Our combined consolidated financial statements reflect various equity‑based compensation awards granted by Antero, as well as compensation expense associated with our own plan. These awards include profits interests awards, restricted stock, stock options, restricted units, and phantom units. For purposes of these combined consolidated financial statements, we recognized as expense in each period an amount allocated from Antero, with the offset included in partners’ capital. See Note 3—Transactions with Affiliates for additional information regarding Antero’s allocation of expenses to us.

In connection with the IPO, our general partner adopted the Antero Midstream Partners LP Long-Term Incentive Plan (“Midstream LTIP”), pursuant to which certain non‑employee directors of our general partner and certain officers, employees and consultants of our general partner and its affiliates are eligible to receive awards representing equity interests in the Partnership. An aggregate of 10,000,000 common units may be delivered pursuant to awards under the Midstream LTIP, subject to customary adjustments. On November 12, 2014, we granted approximately 20,000 restricted units and 2,361,440 phantom units under the Midstream LTIP. For accounting purposes, these units are treated as if they are distributed from us to Antero. Antero recognizes compensation expense for the units awarded to its employees and a portion of that expense is allocated to us. See Note 5—Equity-Based Compensation.

Income Taxes

(j)Income Taxes

Our condensed combined consolidated financial statements do not include a provision for income taxes as we are treated as a partnership for federal and state income tax purposes, with each partner being separately taxed on its share of taxable income.

(j)Income Taxes

Our combined consolidated financial statements do not include a provision for income taxes as we are treated as a partnership for federal and state income tax purposes, with each partner being separately taxed on its share of taxable income.

Fair Value Measures

(k)Fair Value Measures

The Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, clarifies the definition of fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. This guidance also relates to all nonfinancial assets and liabilities that are not recognized or disclosed on a recurring basis (e.g., the initial recognition of asset retirement obligations and impairments of long‑lived assets). The fair value is the price that we estimate would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value hierarchy is used to prioritize inputs to valuation techniques used to estimate fair value. An asset or liability subject to the fair value requirements is categorized within the hierarchy based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. The highest priority (Level 1) is given to unadjusted quoted market prices in active markets for identical assets or liabilities, and the lowest priority (Level 3) is given to unobservable inputs. Level 2 inputs are data, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly.

The carrying values on our balance sheet of our cash and cash equivalents, accounts receivable—affiliate, accounts receivables—third party, other assets, accounts payable, accounts payable—affiliate, accrued liabilities, accrued capital expenditures, accrued ad valorem tax, other current liabilities, and our revolving credit facility and water facility approximate fair values due to their short maturities.

(k)Fair Value Measures

The Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, clarifies the definition of fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. This guidance also relates to all nonfinancial assets and liabilities that are not recognized or disclosed on a recurring basis (e.g., the initial recognition of asset retirement obligations and impairments of long‑lived assets). The fair value is the price that we estimate would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value hierarchy is used to prioritize inputs to valuation techniques used to estimate fair value. An asset or liability subject to the fair value requirements is categorized within the hierarchy based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. The highest priority (Level 1) is given to unadjusted quoted market prices in active markets for identical assets or liabilities, and the lowest priority (Level 3) is given to unobservable inputs. Level 2 inputs are data, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly.

The carrying values on our balance sheet of our cash and cash equivalents, accounts receivable—affiliate, accounts receivables—third party, other assets, accounts payable, accounts payable—affiliate, accrued liabilities, accrued capital expenditures, accrued ad valorem tax, and our revolving credit facility and water facility approximate fair values due to their short maturities.

Reclassifications

(l) Reclassifications

Certain reclassifications have been made to prior periods’ financials information related to direct operating expenses to conform that information to our current period presentation. These reclassifications did not have an impact on net income for the periods previously reported